STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2019
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	8	9	10	11	12	13	14	15	16	17	18	19	20
	January 2,	January 2,	January 2,	January 4,	April 19,	May 16,	August 3,	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,
Grant date	2013	2014	2015	2016	2016	2016	2016	2017	2017	2017	2018	2018	2019

Outstanding as of September 30, 2017	35,500	34,500	19,500	13,500	60,000	20,000	20,000	18,000	—	—	—	—	—
Number of options granted	—	—	—	—	—	—	—	—	2,500	8,800	29,000	20,000	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	(355,000)	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2018	—	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	36,000
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	—	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2019	—	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000

Options vested and exercisable
At September 30, 2018	—	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	29,000	—

At September 30, 2019	—	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000

Weighted average fair value at the grant date (US$)	7.6	6.5	7.5	9.0	15.4	12.4	14.4	4.0	7.7	4.4	5.1	5.1	4.0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	8	9	10	11	12	13	14	15	16	17	18	19	20
Exercise price (US$)	14.4	12.7	14.8	13.8	20.5	16.5	20.0	20.7	16.5	8.0	9.1	8.2	5.19
Average risk-free interest rate	0.37%	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%	1.94%	1.94%	2.26%	2.25%	2.58	2.49
Expected option life (year)	3	3	3	5	10	10	10	5	5	5	5	5	5
Volatility rate	86.32%	79.2%	79.67%	80.72%	69.27%	69.92%	65.37%	63.87%	52.40%	63.2%	64.6%	68.2	103.0
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—	—